Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2010 Financial Products	Dec. 31, 2009 Financial Products	Dec. 31, 2008 Financial Products	Dec. 31, 2008 Debentures-7.000% due 2013	Dec. 31, 2008 Debentures-7.900% due 2018	Dec. 31, 2008 Debentures-8.250% due 2038
Debt
Debentures issued								$ 350	$ 900	$ 250
Commercial paper outstanding, classified as long-term						71	1,500
Medium-term notes, weighted-average interest rate (as a percent)	4.60%
Medium-term notes, maximum remaining maturity (in years)	18
2011	3,925			495	3,430
2012	4,906			81	4,825
2013	4,609			366	4,243
2014	2,023			8	2,015
2015	892			5	887
Medium-term notes, callable	684
Interest paid on short-term and long-term borrowings	$ 1,247	$ 1,411	$ 1,451